COMMODITY DERIVATIVE GAINS (LOSSES) - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Unrealized gains (losses)	$ (55.4)	$ (56.9)
Commodity derivative gains (losses)	(14.6)	163.8
Commodity Derivative
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Realized gains	71.8	15.5
Unrealized gains (losses)	(86.4)	148.3
Commodity derivative gains (losses)	$ (14.6)	$ 163.8